Note 3 - Business Combination	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Notes to Financial Statements
Business Combination Disclosure [Text Block]
3.

BUSINESS COMBINATION

On
December
14,
2020,
the Company consummated the Business Combination. Pursuant to the Merger Agreement, at the Effective Time, Merger Sub merged with and into Reviva Pharmaceuticals, Inc., with Reviva Pharmaceuticals, Inc. as the surviving company in the Merger and, after giving effect to such Merger, Reviva Pharmaceuticals, Inc. becoming a wholly-owned subsidiary of the Company (together with its consolidated subsidiary).

Upon the closing of the Business Combination, all shares of Reviva Pharmaceuticals, Inc. common stock and preferred stock issued and outstanding immediately prior to the Business Combination converted into common stock of Reviva Pharmaceuticals Holdings, Inc., with a par value of
$0.0001
per share at an exchange rate of
0.152268
for common stock and
0.414647
for preferred stock.  Each issued and outstanding warrant to acquire shares of Reviva Pharmaceuticals, Inc. common stock were assumed by Reviva Pharmaceuticals Holdings, Inc. and automatically converted into a warrant for Reviva Pharmaceuticals Holdings, Inc. common stock, with its price and number of shares adjusted based on the common stock exchange rate of
0.152268.
  Each outstanding option to acquire Reviva Pharmaceuticals, Inc. common stock (all of which were vested at the date of the Business Combination), were assumed by Reviva Pharmaceuticals Holdings, Inc. and automatically converted into an option to acquire shares of Reviva Pharmaceuticals Holdings, Inc. common stock at the common stock exchange rate of
0.152268.

In addition to the merger consideration set forth above, the Reviva Pharmaceuticals, Inc. security holders also have a contingent right to receive up to an additional
1,000,000
shares of Reviva Pharmaceuticals Holdings, Inc. (the “Earnout Shares”) based on the stock price performance of the common stock and the achievement by the Company of certain clinical trial milestones during the three
(
3
) year period following the Closing (the “Earnout Period”). In order to receive the Earnout Shares, during the Earnout Period, both:

●	the closing price of the Company's common stock has to be equal to or greater than $15.00 per share for any 20 trading days within any 30 trading day period; and

●
the Company must receive positive data from (i) its
first
Phase
3
trial in Acute Schizophrenia and (ii) either a Phase
2
clinical trial in pulmonary arterial hypertension or idiopathic pulmonary fibrosis.

The Business Combination was accounted for as a reverse merger in accordance with GAAP. Under this method of accounting, Tenzing is treated as the “acquired” company for financial reporting purposes. This determination was primarily based on the holders of Reviva Pharmaceuticals, Inc. having a majority of the voting power of the post-combination company, Reviva Pharmaceuticals, Inc. senior management comprising substantially all of the senior management of the post-combination company, the relative size of Reviva compared to Tenzing, and Reviva Pharmaceuticals, Inc. operations comprising the ongoing operations of the post-combination company. Accordingly, for accounting purposes, the Business Combination was treated as the equivalent of Reviva Pharmaceuticals, Inc. issuing stock for the net assets of Tenzing, accompanied by a recapitalization. The net assets of Tenzing are stated at historical cost, with no
goodwill or other intangible assets recorded.

The accompanying financial statements and related notes reflect the historical results of Reviva Pharmaceuticals, Inc. prior to the merger and do not
include the historical results of Tenzing prior to the consummation of the Business Combination.

3.
   BUSINESS COMBINATION

On
December
14,
2020,
Reviva Pharmaceuticals Holdings, Inc., a Delaware corporation and the successor by re-domiciliation to Tenzing Acquisition Corp., a British Virgin Islands exempted company (“Tenzing”), Tenzing Merger Subsidiary Inc., a Delaware corporation and wholly-owned subsidiary of Tenzing (“Merger Sub”), and Reviva Pharmaceuticals, Inc., a Delaware corporation (together with its consolidated subsidiaries) Reviva Pharmaceuticals, Inc., consummated a business combination (the “Business Combination”) through the merger of Merger Sub with and into Reviva Pharmaceuticals, Inc., contemplated by the previously announced Agreement and Plan of Merger, dated as of
July
20,
2020
(the “Merger Agreement”), by and among Tenzing, Merger Sub, Reviva Pharmaceuticals, Inc., and the other parties thereto. Pursuant to the Merger Agreement, at the effective time of the Merger (the “Effective Time”), Merger Sub merged with and into Reviva Pharmaceuticals, Inc., with Reviva Pharmaceuticals, Inc. as the surviving company in the Merger and, after giving effect to such Merger, Reviva Pharmaceuticals, Inc. becoming a wholly-owned subsidiary of Reviva Pharmaceuticals Holdings, Inc. (together with its consolidated subsidiaries).

Upon the closing of the Business Combination, all shares of Reviva Pharmaceuticals, Inc. common stock and preferred stock issuance and outstanding immediately prior to the Business Combination converted into common stock of Reviva Pharmaceuticals Holdings, Inc., with a par value of
$0.0001
per share at an exchange rate of
0.152268
for common stock and
0.414647
for preferred stock.  Each issued and outstanding warrant to acquire shares of Reviva Pharmaceuticals, Inc. common stock were assumed by Reviva Pharmaceuticals Holdings, Inc. and automatically converted into a warrant for Reviva Pharmaceuticals Holdings, Inc. common stock, with its price and number of shares adjusted based on the common stock exchange rate of
0.152268.
  Each outstanding option to acquire Reviva Pharmaceuticals, Inc. common stock (all of which were vested at the date of the Business Combination), were assumed by Reviva Pharmaceuticals Holdings, Inc. and automatically converted into an option to acquire shares of Reviva Pharmaceuticals Holdings, Inc. common stock at the common stock exchange rate of
0.152268.

In addition to the merger consideration set forth above, the Reviva Pharmaceuticals, Inc. Security holders also have a contingent right to receive up to an additional
1,000,000
shares of Reviva Pharmaceuticals Holdings, Inc. (the “Earnout Shares”) based on the stock price performance of the common stock and the achievement by the Company of certain clinical trial milestones during the three
(
3
) year period following the Closing (the “Earnout Period”). In order to receive the Earnout Shares, during the Earnout Period, both:

●	the closing price of the Company's common stock has to be equal to or greater than $15.00 per share for any 20 trading days within any 30 trading day period; and

●	the Company must receive positive data from (i) its
first
Phase
3
trial in Acute Schizophrenia and (ii) either a Phase
2
clinical trial in pulmonary arterial hypertension or idiopathic pulmonary fibrosis.

The Business Combination was accounted for as a reverse merger in accordance with U.S. GAAP. Under this method of accounting, Tenzing is treated as the “acquired” company for financial reporting purposes. This determination was primarily based on the holders of Reviva Pharmaceuticals, Inc. having a majority of the voting power of the post-combination company, Reviva Pharmaceuticals, Inc. senior management comprising substantially all of the senior management of the post-combination company, the relative size of Reviva compared to Tenzing, and Reviva Pharmaceuticals, Inc. operations comprising the ongoing operations of the post-combination company. Accordingly, for accounting purposes, the Business Combination was treated as the equivalent of Reviva Pharmaceuticals, Inc. issuing stock for the net assets of Tenzing, accompanied by a recapitalization. The net assets of Tenzing are stated at historical cost, with no
goodwill or other intangible assets recorded.

The accompanying financial statements and related notes reflect the historical results of Reviva Pharmaceuticals, Inc. prior to the merger and do not
include the historical results of Tenzing prior to the consummation of the Business Combination.